Investments in Unconsolidated Entities (Details)					1 Months Ended	12 Months Ended
		Aug. 15, 2016 CNY (¥)	Jun. 02, 2016 CNY (¥)	Jul. 03, 2014 USD ($)	Jun. 30, 2016 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Aug. 31, 2016 CNY (¥)	Jul. 03, 2014 CNY (¥)
Investments in Unconsolidated Entities (Details) [Line Items]
Ownership transferred		15.00%	10.00%
Beijing Tianyuebowen Science and Technology Co., Ltd. [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Equity method investments						$ 140,000
Equity interest percentage			10.00%
Impairment of investments						125,488
Impairment of investments	[1]					(125,488)	$ (115,969)
Zhongtai International Education Technology [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Equity method investments						150,000
Equity interest percentage		15.00%
Impairment of investments						152,630
Impairment of investments	[2]					(152,630)	(141,052)
Nanjing Wei You Xue Information Technology Co., Ltd. [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Equity method investments						$ 300,000	71,828
Equity interest percentage									49.00%
Impairment of investments				$ 71,828			$ (71,828)
Nanjing Weiyouxue Information Technology CoLtd Member | RMB [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Equity method investments | ¥									¥ 1,862,000
RMB [Member] | Beijing Tianyuebowen Science and Technology Co., Ltd. [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Equity method investments | ¥			¥ 900,000
Impairment of investments | ¥					¥ 900,000
RMB [Member] | Zhongtai International Education Technology [Member]
Investments in Unconsolidated Entities (Details) [Line Items]
Equity method investments | ¥								¥ 1,000,000
Impairment of investments | ¥		¥ 1,000,000

[1]	On June 2, 2016, the Company invested RMB 0.9 million (approximately $0.14 million as of March 31, 2021) in exchange for 10% equity interest of Tianyuebowen through its related party, Beijing Haohua Haofu Investment Co., Ltd. (“Haohua Haofu”). Haohua Haofu signed the investment agreement on behalf of Digital Information and transferred 10% ownership of Tianyuebowen to the Company subsequently. RMB 0.9 million was paid in full by the Company in June 2016. Due to the continual losses of Tianyuebowen, the company believes that the probability of recovering the investment in Tianyuebowen is low. Therefore the company accrued $125,488 impairment loss for the investment in Beijing Tianyuebowen.
[2]	On August 15, 2016, the Company invested RMB 1.0 million (approximately $0.15 million as of March 31, 2021) in exchange for 15% equity interest of Zhongtai International Education Technology (Beijing) Co., Ltd. (“Zhongtai”) through Haohua Haofu. Haohua Haofu signed the investment agreement on behalf of Digital Information and transferred the 15% ownership of Zhongtai to the Company subsequently. RMB 1.0 million was paid in full by the Company in August 2016. Due to the continual losses of Zhongta, the company believes that the probability of recovering the investment in Zhongta is low. Therefore the balance of $152,630 investment in Zhongtai is fully impaired in fiscal year 2021.